UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		August 9, 2002

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	        9,245,296

Form 13F Information Table Value Total:	      204,317,901









Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

AT&T Liberty Media Group  CS      1957208    7,849,000 784,900           X        Instr.V             M&S             X
Adolor Corporation        CS      00724X102  2,626,541 233,263           X                            M&S             X
Affiliated Managers Group CS      8252108   12,022,834 169,083           X                            M&S             X
Ambac Financial           CS      023139108  3,607,699  53,686           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  7,334,684  96,509           X                            M&S             X
Atlas Air		        CS	    049164106  1,220,649 329,905           X         		            M&S             X
BJ's Wholesale            CS      05548J106  6,249,975 162,337           X                            M&S             X
BellSouth Corp.           CS      079860102    250,740   7,960           X                            M&S             X
Black Hills Corporation   CS      092113109  3,191,769  92,221           X                            M&S             X
Cracker Barrel Group	  CS	    1248V106   2,790,066  91,688           X                            M&S             X
Cablevision-Rainbow Media CS      12686C844    618,240  70,656           X                            M&S             X
Cablevision Systems Cl A  CS      12686C109    113,019  11,947           X                            M&S             X
Century Telephone         CS      156700106  5,901,859 200,063           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    448,518   5,068           X                            M&S             X
Comcast Corp - Cl A       CS      200300101    957,570  39,569           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  3,957,559 166,005           X                            M&S             X
Compass BancShares        CS      20449H109  6,128,606 182,399           X                            M&S             X
Constellation Brands Inc. CS      21036P108  5,995,584 187,362           X                            M&S             X
Corus Entertainment       CS      220874101  1,660.235  94,171           X                            M&S             X
DoubleClick               CS      258609304  4,180,698 576,648           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    375,646   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  4,100,402 144,228           X                            M&S             X
General Electric          CS      369604103    348,600  12,000           X                            M&S             X
H.B. Fuller               CS      359694106    793,759  27,100           X                            M&S             X
Health Management Assoc.  CS      421933102  7,293,172 361,944           X                            M&S             X
Health Net Inc.           CS      42222G108  6,989,219 261,084           X                            M&S             X
Heartland Express Inc.    CS      422347104 11,059,977 462,180           X                            M&S             X
IDT Corporation           CS      459902102  2,943,724 182,840           X                            M&S             X
Imaging Mgmt Assoc        CS      45245B105         60  60,000           X                            M&S             X
Insight Communications    CS      45768V108  3,437,148 293,022           X                            M&S             X
Integral Systems          CS      45810H107    692,240  31,725           X                            M&S             X
Interpublic Grp Cos.      CS      460690100    353,919  14,294           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  6,866,824 197,436           X                            M&S             X
Jefferson-Pilot           CS      475070108  6,142,806 130,698           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100  7,495,667 232,064           X                            M&S             X
Louisiana Pacific Corp.   CS      546347105    282,224  26,650           X                            M&S             X
MGIC Investment           CS      552848103  5,109,205  75,357           X                            M&S             X
Montana Power             CS      612085100  2,148,384 409,216           X                            M&S             X
MSDW Discover             CS      617446448    229,240   4,000           X                            M&S             X
NiSource Industries       CS      65473P105  7,825,902 358,493           X                            M&S             X
PMI Group, Inc.           CS      69344M101  7,815,949 204,606           X                            M&S             X
Penn Treaty America       CS      707874103  2,091,339 464,742           X                            M&S             X
Pfizer Inc                CS      717081103    312,900   8,940           X                            M&S             X
Ross Stores               CS      778296103  7,363,810 180,707           X                            M&S             X
SJW Corporation           CS      784305104    243,000   3,000           X                            M&S             X
Sharper Image Corp.       CS      820013100    780,712  38,745           X                            M&S             X
Shaw Communications Inc B CS      82028K200  4,273,517 381,564           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  3,566,163 192,246           X                            M&S             X
Solectron Corporation     CS      834182107  1,671,521 271,792           X                            M&S             X
SouthWest Airlines        CS      844741108  5,442,122 336,765           X                            M&S             X
Sungard Data Systems      CS      867363103  8,621,517 325,586           X                            M&S             X
Symantec                  CS      871503108  4,360,378 132,736           X                            M&S             X
Tribune Co.               CS      896047107    348,000   8,000           X                            M&S             X
Varian                    CS      922206107    448,120  13,600           X                            M&S             X
WellPoint Health Networks CS      94973H108  7,345,031  94,397           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    850,837  24,612           X                            M&S             X
Franklin USGovt SecuritiesMF      353496607     92,244  13,605           X                            M&S             X
MuniVest Fund             MF      626295109    349,272  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    387,276  54,700           X                            M&S             X
Dresdner RCM Global Strat.MF      26157B101    106,224  16,267           X                            M&S             X
COLUMN TOTAL                               204,317,901 9,245,296
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